Non-controlling interests - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of noncontrolling interests [line items]
Profit after taxation	£ 573	£ 376	£ 380
Remeasurements of contingent consideration payable for acquisition	£ 623	1,377	858
ViiV Healthcare
Disclosure of noncontrolling interests [line items]
Proportion of ownership interest in associate	78.30%
Profit after taxation	£ 2,862	£ 1,619	£ 2,034